Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information about the relationships (i) between executive Compensation Actually Paid (“CAP”) to (x) our principal executive officer (“PEO”) and (y) all other named executive officers (“NEOs”) as a group on an average basis, on the one hand, and each of our (A) cumulative shareholder return, (B) net income or loss, and (C) company-selected financial performance measure for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, and (ii) between our cumulative shareholder return and cumulative shareholder return of our peer group for the same period.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ thousands) (7)	Adjusted Operating Margin (8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2024	6,386,641	6,478,560	2,037,953	2,128,135	315	108	1,292,044	37.3%
2023	7,725,497	19,876,806	2,966,334	4,910,325	308	174	830,777	32.1%
2022	7,207,833	32,511,818	2,074,445	7,778,798	268	237	(44,166)	(3.6)%
2021	6,542,454	3,129,120	1,967,842	1,312,273	156	250	468,693	17.8%
2020	8,317,673	26,480,543	2,690,678	7,728,980	177	334	398,355	14.2%
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(1)Represents the “Total” compensation for our PEO, Mr. Widmar, as set forth under “Executive Compensation – Summary Compensation Table.”

(2)CAP to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”). Such amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year. In accordance with Item 402(v), the following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” in each year’s respective proxy statement to determine the CAP.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($)	Stock Award Adjustments ($)(a)	Compensation Actually Paid ($)
PEO	2024	6,386,641	(5,000,053)	5,091,972	6,478,560
	2023	7,725,497	(5,000,089)	17,151,398	19,876,806
	2022	7,207,833	(4,549,997)	29,853,982	32,511,818
	2021	6,542,454	(4,699,945)	1,286,611	3,129,120
	2020	8,317,673	(6,000,023)	24,162,893	26,480,543

Average of non-PEO NEOs	2024	2,037,953	(1,387,482)	1,477,664	2,128,135
	2023	2,966,334	(2,000,079)	3,944,070	4,910,325
	2022	2,074,445	(999,985)	6,704,338	7,778,798
	2021	1,967,842	(1,118,754)	463,185	1,312,273
	2020	2,690,678	(1,579,996)	6,618,298	7,728,980

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(a)The stock award adjustments for each applicable year are further detailed in the table below. The fair value of such awards reflects changes to both the price per share of our common stock and the expected attainment of the underlying performance metrics associated with PU grants.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year ($)	Total Stock Award Adjustments ($)
PEO	2024	6,763,915	64,473	(1,736,416)	5,091,972
	2023	5,153,067	5,375,117	6,623,214	17,151,398
	2022	14,547,305	17,718,245	(2,411,568)	29,853,982
	2021	5,467,198	(2,117,060)	(2,063,527)	1,286,611
	2020	13,685,088	11,454,539	(976,734)	24,162,893

Average of non-PEO NEOs	2024	1,900,925	(26,714)	(396,547)	1,477,664
	2023	2,061,158	1,013,061	869,851	3,944,070
	2022	3,307,026	3,856,455	(459,143)	6,704,338
	2021	1,293,237	(414,754)	(415,298)	463,185
	2020	3,603,715	3,255,929	(241,346)	6,618,298

(3)For 2024, our non-PEO NEOs were Messrs. Bradley, Verma, Antoun, and Gloeckler. For 2023, our non-PEO NEOs were Mr. Bradley, Jason Dymbort (our General Counsel and Secretary), and Messrs. Verma and Gloeckler. For 2022 and 2021, our non-PEO NEOs were Messrs. Bradley, Dymbort, Antoun, and Caroline Stockdale (our Chief People and Communications Officer). For 2020, our non-PEO NEOs were Messrs. Bradley and Antoun, Philip Tymen deJong (our former Chief Operating Officer), Raffi Garabedian (our former Chief Technology Officer), and Ms. Stockdale.

(4)Represents the total average compensation for our non-PEO NEOs, derived from the “Total” column in the “Summary Compensation Table” in each year’s respective proxy statement.

(5)Represents the Total Shareholder Return (“TSR”) on our common stock assuming an investment of $100 on December 31, 2019.

(6)Represents the TSR for the Invesco Solar ETF, which is a peer issuer group of solar companies. For purposes of the table, an investment of $100 (with reinvestment of all dividends) is assumed to have been made in the Invesco Solar ETF on December 31, 2019.

(7)Represents our consolidated net income or loss, in thousands, as reported in our 2024 Annual Report for each of the years presented.

(8)Represents the company-selected financial performance measure used to link CAP to our PEO and non-PEO NEOs for the most recently completed year to company performance. Adjusted operating margin is calculated as (i) net operating income or loss, adjusted to exclude production start-up expense, costs associated with the ramp of our manufacturing facilities, and certain other one-time items divided by (ii) total revenue. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that adjusted operating margin is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed year, to Company performance.

Company Selected Measure Name	Adjusted operating margin (2)
Named Executive Officers, Footnote	For 2024, our non-PEO NEOs were Messrs. Bradley, Verma, Antoun, and Gloeckler. For 2023, our non-PEO NEOs were Mr. Bradley, Jason Dymbort (our General Counsel and Secretary), and Messrs. Verma and Gloeckler. For 2022 and 2021, our non-PEO NEOs were Messrs. Bradley, Dymbort, Antoun, and Caroline Stockdale (our Chief People and Communications Officer). For 2020, our non-PEO NEOs were Messrs. Bradley and Antoun, Philip Tymen deJong (our former Chief Operating Officer), Raffi Garabedian (our former Chief Technology Officer), and Ms. Stockdale.
Peer Group Issuers, Footnote	Represents the TSR for the Invesco Solar ETF, which is a peer issuer group of solar companies. For purposes of the table, an investment of $100 (with reinvestment of all dividends) is assumed to have been made in the Invesco Solar ETF on December 31, 2019.
PEO Total Compensation Amount	$ 6,386,641	$ 7,725,497	$ 7,207,833	$ 6,542,454	$ 8,317,673
PEO Actually Paid Compensation Amount	$ 6,478,560	19,876,806	32,511,818	3,129,120	26,480,543
Adjustment To PEO Compensation, Footnote	CAP to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”). Such amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year. In accordance with Item 402(v), the following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” in each year’s respective proxy statement to determine the CAP.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($)	Stock Award Adjustments ($)(a)	Compensation Actually Paid ($)
PEO	2024	6,386,641	(5,000,053)	5,091,972	6,478,560
	2023	7,725,497	(5,000,089)	17,151,398	19,876,806
	2022	7,207,833	(4,549,997)	29,853,982	32,511,818
	2021	6,542,454	(4,699,945)	1,286,611	3,129,120
	2020	8,317,673	(6,000,023)	24,162,893	26,480,543

Average of non-PEO NEOs	2024	2,037,953	(1,387,482)	1,477,664	2,128,135
	2023	2,966,334	(2,000,079)	3,944,070	4,910,325
	2022	2,074,445	(999,985)	6,704,338	7,778,798
	2021	1,967,842	(1,118,754)	463,185	1,312,273
	2020	2,690,678	(1,579,996)	6,618,298	7,728,980

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(a)The stock award adjustments for each applicable year are further detailed in the table below. The fair value of such awards reflects changes to both the price per share of our common stock and the expected attainment of the underlying performance metrics associated with PU grants.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year ($)	Total Stock Award Adjustments ($)
PEO	2024	6,763,915	64,473	(1,736,416)	5,091,972
	2023	5,153,067	5,375,117	6,623,214	17,151,398
	2022	14,547,305	17,718,245	(2,411,568)	29,853,982
	2021	5,467,198	(2,117,060)	(2,063,527)	1,286,611
	2020	13,685,088	11,454,539	(976,734)	24,162,893

Average of non-PEO NEOs	2024	1,900,925	(26,714)	(396,547)	1,477,664
	2023	2,061,158	1,013,061	869,851	3,944,070
	2022	3,307,026	3,856,455	(459,143)	6,704,338
	2021	1,293,237	(414,754)	(415,298)	463,185
	2020	3,603,715	3,255,929	(241,346)	6,618,298

Non-PEO NEO Average Total Compensation Amount	$ 2,037,953	2,966,334	2,074,445	1,967,842	2,690,678
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,128,135	4,910,325	7,778,798	1,312,273	7,728,980
Adjustment to Non-PEO NEO Compensation Footnote	CAP to our PEO and the average of all non-PEO NEOs is calculated in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”). Such amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable year. In accordance with Item 402(v), the following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” in each year’s respective proxy statement to determine the CAP.

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($)	Stock Award Adjustments ($)(a)	Compensation Actually Paid ($)
PEO	2024	6,386,641	(5,000,053)	5,091,972	6,478,560
	2023	7,725,497	(5,000,089)	17,151,398	19,876,806
	2022	7,207,833	(4,549,997)	29,853,982	32,511,818
	2021	6,542,454	(4,699,945)	1,286,611	3,129,120
	2020	8,317,673	(6,000,023)	24,162,893	26,480,543

Average of non-PEO NEOs	2024	2,037,953	(1,387,482)	1,477,664	2,128,135
	2023	2,966,334	(2,000,079)	3,944,070	4,910,325
	2022	2,074,445	(999,985)	6,704,338	7,778,798
	2021	1,967,842	(1,118,754)	463,185	1,312,273
	2020	2,690,678	(1,579,996)	6,618,298	7,728,980

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(a)The stock award adjustments for each applicable year are further detailed in the table below. The fair value of such awards reflects changes to both the price per share of our common stock and the expected attainment of the underlying performance metrics associated with PU grants.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards ($)	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year ($)	Total Stock Award Adjustments ($)
PEO	2024	6,763,915	64,473	(1,736,416)	5,091,972
	2023	5,153,067	5,375,117	6,623,214	17,151,398
	2022	14,547,305	17,718,245	(2,411,568)	29,853,982
	2021	5,467,198	(2,117,060)	(2,063,527)	1,286,611
	2020	13,685,088	11,454,539	(976,734)	24,162,893

Average of non-PEO NEOs	2024	1,900,925	(26,714)	(396,547)	1,477,664
	2023	2,061,158	1,013,061	869,851	3,944,070
	2022	3,307,026	3,856,455	(459,143)	6,704,338
	2021	1,293,237	(414,754)	(415,298)	463,185
	2020	3,603,715	3,255,929	(241,346)	6,618,298

Compensation Actually Paid vs. Total Shareholder Return
Exhibit #1: Relationship between CAP and TSR. The following graph shows the relationship of CAP to our PEO and the average CAP to our non-PEO NEOs to our cumulative TSR for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

As discussed in “Compensation Discussion and Analysis – Our Business Strategy, Key 2024 Compensation Decisions and Compensation Best Practices,” we seek to align the interests of our executives with those of our stakeholders by routinely reviewing the share ownership requirements for our executive officers. Under these guidelines, our PEO’s share ownership requirement is six times base salary and the share ownership requirement of all other executives is three times base salary. Accordingly, the CAP to our PEO and non-PEO NEOs is influenced to a large degree by changes in the price per share of our common stock, as well as the relative attainment of the performance metrics for PUs granted under the various EPEP awards.
	The decreased CAP to our PEO and non-PEO NEOs in 2024 was due primarily to lower fair values for RSUs and PUs that vested in early 2024, when the share price was lower compared to the share price at the end of 2023. This is in contrast to the elevated CAP to our PEO and non-PEO NEOs during 2022 and 2023, which was primarily driven by higher fair values for RSUs and PUs due to an increase in our share price, as well as an increase in the expected attainment of the underlying performance metrics associated with certain PU grants. The increase to TSR in 2024 compared to 2023, as well as 2023 compared to 2022, was primarily due to continued benefits received from government support programs, such as the Inflation Reduction Act of 2022; our backlog of future module sales, in particular those manufactured in the United States; and the ongoing expansion of our manufacturing capacity.
Compensation Actually Paid vs. Net Income
Exhibit #2: Relationship between CAP and Net Income or Loss. The following graph shows the relationship of CAP to our PEO and the average CAP to our non-PEO NEOs to our net income or loss for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

As discussed in Exhibit #1 above, the decreased CAP to our PEO and non-PEO NEOs in 2024 was due primarily to lower fair values for RSUs and PUs that vested in early 2024, when the share price was lower compared to the share price at the end of 2023. Although CAP to our PEO and non-PEO NEOs decreased during a period of positive income for the Company, our executive compensation programs are designed to incentivize the achievement of performance objectives that align with our long-term strategic plans; such metrics include, among other factors, cash-adjusted ROIC, Series 7 module production, and bookings backlog for future module deliveries. As net income is not currently a specific performance metric in our long-term incentive awards, it did not directly impact CAP during the periods shown in the graph above.

Compensation Actually Paid vs. Company Selected Measure
Exhibit #3: Relationship between CAP and Adjusted Operating Margin. The following graph shows the relationship of CAP to our PEO and the average CAP to our non-PEO NEOs to our adjusted operating margin for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

As discussed in Exhibit #1 above, decreased CAP to our PEO and non-PEO NEOs in 2024 was due primarily to lower fair values for RSUs and PUs that vested in early 2024, when the share price was lower compared to the share price at the end of 2023. In contrast, adjusted operating margin is based on the Company’s operating results for each period presented, which improved in 2024. Although such improvement contributed to the attainment of that metric in the current measurement period specified in the EPEP awards granted in 2022, its impact on CAP was outweighed by the downward value of vesting shares, related to the RSUs and PUs discussed above.

Total Shareholder Return Vs Peer Group
Exhibit #4: Relationship between TSR and Peer Group TSR. The following graph shows the relationship of the five-year cumulative TSR on our common stock relative to the TSR of the Invesco Solar ETF for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

	As illustrated above, our TSR remained consistent in 2024 compared to 2023 with a slight increase of approximately 2%. Our TSR remained high relative to peers primarily due to continued benefits received from government incentive programs, such as the Inflation Reduction Act of 2022; our backlog of future module sales, in particular those manufactured in the United States; and the ongoing expansion of our manufacturing capacity.
Tabular List, Table
The following table sets forth the Company’s most important financial and non-financial performance measures used to link CAP to our NEOs to company performance for the year ended December 31, 2024. Our financial performance measures consist of measures that are determined and presented in accordance with the accounting principles used in the preparation of our consolidated financial statements or measures that are derived wholly or in part from such measures. Alternatively, performance measures may include non-financial measures to the extent these measures are considered to be among our most important performance measures. These performance measures are not ranked by relevant importance. The results of our company-selected financial performance measure, adjusted operating margin, are disclosed in the Pay Versus Performance Table above.

Description
Cash-adjusted ROIC (1)
Adjusted operating margin (2)
Bookings backlog for delivery (3)
Series 7 production (4)
CuRe production (5)
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(1)Cash-adjusted ROIC is calculated as (i) net operating profit after taxes, adjusted to exclude production start-up expense and costs associated with the ramp of our manufacturing facilities, divided by (ii) the sum of stockholder’s equity and long-term debt, less cash, cash equivalents, restricted cash, restricted cash equivalents, and marketable securities.

(2)Adjusted operating margin is calculated in accordance with the approach taken for our 2024 Bonus Plan. See “Compensation Discussion and Analysis – 2024 Compensation Decisions.”

(3)Represents the total volume of modules expected to be sold in certain future periods, which is a non-financial measure.

(4)Represents Series 7 production in GW, for certain future periods, which is a non-financial measure.

(5)Represents CuRe production in GW, for certain future periods, which is a non-financial measure.

Total Shareholder Return Amount	$ 315	308	268	156	177
Peer Group Total Shareholder Return Amount	108	174	237	250	334
Net Income (Loss)	$ 1,292,044,000	$ 830,777,000	$ (44,166,000)	$ 468,693,000	$ 398,355,000
Company Selected Measure Amount	0.373	0.321	(0.036)	0.178	0.142
PEO Name	Mr. Widmar
Measure:: 1
Pay vs Performance Disclosure
Name	Cash-adjusted ROIC (1)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating margin (2)
Measure:: 3
Pay vs Performance Disclosure
Name	Bookings backlog for delivery (3)
Measure:: 4
Pay vs Performance Disclosure
Name	Series 7 production (4)
Measure:: 5
Pay vs Performance Disclosure
Name	CuRe production (5)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,000,053)	$ (5,000,089)	$ (4,549,997)	$ (4,699,945)	$ (6,000,023)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,091,972	17,151,398	29,853,982	1,286,611	24,162,893
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,763,915	5,153,067	14,547,305	5,467,198	13,685,088
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,473	5,375,117	17,718,245	(2,117,060)	11,454,539
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,736,416)	6,623,214	(2,411,568)	(2,063,527)	(976,734)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,387,482)	(2,000,079)	(999,985)	(1,118,754)	(1,579,996)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,477,664	3,944,070	6,704,338	463,185	6,618,298
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,900,925	2,061,158	3,307,026	1,293,237	3,603,715
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,714)	1,013,061	3,856,455	(414,754)	3,255,929
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (396,547)	$ 869,851	$ (459,143)	$ (415,298)	$ (241,346)